Group plc balance sheet - GBP (£) £ in Millions		Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Investments		£ 53	£ 44
Trade and other receivables	[1]	317	360
Non current assets		34,410	35,497
Current assets
Trade and other receivables		4,014	3,835
Cash and cash equivalents		528	528
Current assets		8,349	6,875
Current liabilities
Trade and other payables		7,168	7,437
Current liabilities		10,185	10,925
Total assets less current liabilities		32,574	31,447
Non-current liabilities
Loans and other borrowings		11,994	10,081
Non current liabilities		22,270	23,112
Equity
Ordinary shares		499	499
Share premium		1,051	1,051
Merger reserve		6,647	6,647
Own shares		(186)	(96)
Retained profit		1,759	(650)
Total equity		10,304	8,335
Total equity and Liabilities		32,574	31,447
BT Group plc [Member]
Non-current assets
Investments		10,885	10,801
Trade and other receivables	[2]	6,928	6,783
Non current assets		17,813	17,584
Current assets
Trade and other receivables	[2]	112	283
Cash and cash equivalents		6	2
Current assets		118	285
Current liabilities
Trade and other payables	[3]	75	78
Current liabilities		75	78
Total assets less current liabilities		17,856	17,791
Non-current liabilities
Loans and other borrowings	[4]	2,983	1,371
Non current liabilities		2,983	1,371
Equity
Ordinary shares		499	499
Share premium		1,051	1,051
Capital redemption reserve		27	27
Merger reserve		5,649	5,649
Own shares		(186)	(96)
Retained profit	[5]	7,833	9,290
Total equity		14,873	16,420
Total equity and Liabilities		£ 17,856	£ 17,791

[1]	Other assets includes costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts of £145m (2016/17: £163m, 2015/16: £111m), and prepayments and leasing debtors of £172m (2016/17: £197m, 2015/16: £107m).
[2]	Trade and other receivables primarily relate to a £1,010m equity placing raised in February 2015 and net proceeds of £7,507m, before £3m of issue costs, relating to the sale of EE to British Telecommunications plc on 29 January 2016, subsequently £1,775m of the loan receivable relating to the sale of EE has been repaid. The balance consists of two loans to group undertakings of £1,044m (2016/17: £1,024m) repayable on 31 January 2058 and £5,884m (2016/17: £5,578m) repayable on 21 December 2064. The loans attract interest of LIBOR plus 90 basis points (2016/17: Libor plus 90 basis points). Accrued interest of £112m (2016/17: £150m
[3]	Trade and other payables consists of loans from group undertakings of £34m (2016/17: £32m) and other creditors of £41m (2016/17: £46m).
[4]	Loans and other borrowings consist of a loan from group undertakings of £2,983m (2016/17: £1,371m). The loan is repayable on 31 January 2058 and attracts interest of LIBOR plus 90 basis points (2016/17: LIBOR plus 90 basis points).
[5]	As permitted by Section 408(3) of the Companies Act 2006, no profit and loss account of the company is presented. The profit for the financial year, dealt with in the profit and loss account of the company was £61m (2016/17: £97m).